CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS)/INCOME Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 American Depositary Shares [Member] USD ($)	Dec. 31, 2014 American Depositary Shares [Member] CNY	Dec. 31, 2013 American Depositary Shares [Member] CNY	Dec. 31, 2012 American Depositary Shares [Member] CNY	Dec. 31, 2014 Cost of revenues [Member] USD ($)	Dec. 31, 2014 Cost of revenues [Member] CNY	Dec. 31, 2013 Cost of revenues [Member] USD ($)	Dec. 31, 2012 Cost of revenues [Member] USD ($)	Dec. 31, 2014 Research and development expenses [Member] USD ($)	Dec. 31, 2014 Research and development expenses [Member] CNY	Dec. 31, 2013 Research and development expenses [Member] USD ($)	Dec. 31, 2012 Research and development expenses [Member] USD ($)	Dec. 31, 2014 Sales and marketing expenses [Member] USD ($)	Dec. 31, 2014 Sales and marketing expenses [Member] CNY	Dec. 31, 2013 Sales and marketing expenses [Member] USD ($)	Dec. 31, 2012 Sales and marketing expenses [Member] USD ($)	Dec. 31, 2014 General and administrative expenses [Member] USD ($)	Dec. 31, 2014 General and administrative expenses [Member] CNY	Dec. 31, 2013 General and administrative expenses [Member] USD ($)	Dec. 31, 2012 General and administrative expenses [Member] USD ($)
Revenues:
Game revenues	$ 158,406,000	982,845,000	244,806,000	18,059,000
Other revenues	211,000	1,308,000	1,762,000	1,319,000
Total revenues	158,617,000	984,153,000	246,568,000	19,378,000
Cost of revenues	(93,633,000)	(580,954,000)	(155,898,000)	(14,593,000)
Gross profit	64,984,000	403,199,000	90,670,000	4,785,000
Operating expenses:
Research and development expenses	(10,263,000)	(63,678,000)	(14,214,000)	(7,501,000)
Sales and marketing expenses	(16,866,000)	(104,645,000)	(27,940,000)	(2,797,000)
General and administrative expenses	(38,163,000)	(236,788,000)	(14,780,000)	(4,713,000)
Total operating expenses	(65,292,000)	(405,111,000)	(56,934,000)	(15,011,000)
Other gains-net	1,427,000	8,855,000	106,000	946,000
Operating (loss)/income	1,119,000	6,943,000	33,842,000	(9,280,000)
Other (expenses)/income:
Interest income	288,000	1,785,000	81,000	20,000
Foreign exchange (loss)/gain and others	823,000	5,107,000	266,000	(63,000)
Impairment loss from cost method investment	(488,000)	(3,029,000)
Share of loss from equity method investment	(113,000)	(697,000)	(170,000)
(Loss)/Income before income tax	1,629,000	10,109,000	34,019,000	(9,323,000)
Income tax expense	(4,321,000)	(26,810,000)	(6,174,000)
Net (loss)/income	(2,692,000)	(16,701,000)	27,845,000	(9,323,000)
Less: Net loss/(income) attributable to the non-controlling interest shareholders	(28,000)	(174,000)	287,000	32,000
Net (loss)/income attributable to iDreamSky Technology Limited	(2,720,000)	(16,875,000)	28,132,000	(9,291,000)
Accretion to convertible redeemable preferred shares redemption value	(170,017,000)	(1,054,890,000)	(262,782,000)	(22,870,000)
Deemed dividend to series A convertible redeemable preferred shares			(14,402,000)	(540,000)
Deemed dividend to Li Meiping ordinary shares			(29,075,000)	(300,000)
Net loss attributable to the ordinary shareholders of iDreamSky Technology Limited	(172,737,000)	(1,071,765,000)	(278,127,000)	(33,001,000)
Net (loss)/income	(2,692,000)	(16,701,000)	27,845,000	(9,323,000)
Other comprehensive income/(loss):
Foreign currency translation adjustments, net of tax	(2,475,000)	(15,354,000)	4,559,000	102,000
Comprehensive (loss)/income	(5,167,000)	(32,055,000)	32,404,000	(9,221,000)
Comprehensive loss/(income) attributable to the non-controlling interest	(28,000)	(174,000)	287,000	32,000
Comprehensive (loss)/income attributable to iDreamSky Technology Limited	(5,195,000)	(32,229,000)	32,691,000	(9,189,000)
Net loss per share attributable to the ordinary shareholders of iDreamSky Technology Limited
-Basic (RMB)	$ (1.83)	(11.34)	(6.97)	(0.77)	$ (7.32)	(45.36)	(27.88)	(3.08)
-Diluted (RMB)	$ (1.83)	(11.34)	(6.97)	(0.77)	$ (7.32)	(45.36)	(27.88)	(3.08)
Weighted average number of ordinary shares used in per share calculation:
-Basic (thousands)	94,548	94,548	39,930	42,740
-Diluted (thousands)	94,548	94,548	39,930	42,740
Share-based compensation expense									$ 71,000	441,000	$ 89,000	$ 381,000	$ 1,764,000	10,943,000	$ 174,000	$ 744,000	$ 44,000	275,000			$ 28,058,000	174,091,000	$ 66,000	$ 290,000